Share-based payments - Stock Option Transactions (Details)	12 Months Ended
	Mar. 28, 2021 shares $ / shares	Mar. 29, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Weighted average exercise price
Options outstanding, beginning balance (CAD per share) | $ / shares	$ 32.97	$ 15.75
Granted to purchase shares (CAD per share) | $ / shares	37.19	59.19
Exercised (CAD per share) | $ / shares	9.42	3.25
Cancelled (CAD per share) | $ / shares	48.44	59.83
Expired (CAD per share) | $ / shares	0	83.53
Options outstanding, ending balance (CAD per share) | $ / shares	$ 38.32	$ 32.97	$ 15.75
Number of shares
RSUs/Options outstanding, beginning balance (shares) | shares	1,794,377	2,037,665
Granted to purchase shares (shares) | shares	1,244,975	558,489
Exercised (shares) | shares	(422,511)	(742,134)	(1,702,503)
Cancelled (shares) | shares	(117,868)	(59,297)
Expired (shares) | shares	0	(346)
RSUs/Options outstanding, ending balance (shares) | shares	2,498,973	1,794,377	2,037,665